Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

September 20, 2016

Lisa Larkin

Division of Investment Management

U.S. Securities Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, D.C. 20549

Re:

Eaton Vance Municipal Income Trust (the “Trust”) File Numbers 333-210445; 811-09141

Dear Ms. Larkin:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Trust of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Trust and Eaton Vance Distributors, Inc., the underwriter for the Common Shares, also hereby submit to the SEC a request for the acceleration of effectiveness of the Registration Statement to September 26, 2016.

The total registration fee for purposes of this filing is $3,706.65, of which $3,376.61 has been wired through the LOCKBOX system to the SEC account.  The remaining balance of $330.40 is the portion of the registration fee attributable to the unsold securities under the Registrant's Registration Statement on Form N-2 (File No. 333-158147) filed June 28, 2013, and is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the 1933 Act.

The Registration Statement was amended for the purpose of responding to comments provided by Lisa Larkin of the Staff of the Division of Asset Management of the SEC to the undersigned telephonically on April 26, 2016 and to make certain other changes as marked therein.  We request that the Staff review the Registration Statement as promptly as possible and contact us at its earliest possible convenience if the Staff has any further comments.  The comments and the Trust’s responses are set forth as follows:

Prospectus

Comment 1:

On page one of the Trust’s prospectus please revise the sentence regarding fluctuations in NAV and use of leverage to read: “Fluctuations in NAV may be magnified as a result of the Trust’s use of leverage, which is a speculative investment technique.”

Response 1:

The requested revision has been made.

Comment 2:

On page two of the Trust’s prospectus under “Portfolio Contents” regarding the Trust’s 80% policy, please clarify that the reference to “interest” in the Trust’s 80% policy complies with Rule 35d-1(a)(4) of the 1940 Act.  The reviewer notes that Rule 35d-1(a)(4) refers to “income” with respect to tax-exempt funds.

Response 2:

The Trust confirms that the reference to “interest” in its 80% policy complies with Rule 35d-1(a)(4) of the 1940 Act.

Comment 3:

Will the Trust offer preferred shares within the 12 months after the effective date of the filing of this amendment?  If so, disclose the impact of such an offering on the common shareholders.

Response 3:

The Trust does not anticipate offering preferred shares within the 12 months after the effective date of the filing.

Comment 4:

Modify the prospectus so that any cross reference relating to any factors that make the offering speculative or one of high risk is printed in bold face common type of at least as large as ten point modern type (e.g., cross references such as “leverage”, “residual interest bonds” and “AMT”).  See Item 1(j) of Form N-2.

Response 4:

The requested changes have been made.

Comment 5:

Confirm information required by Section 481(d) and 481(e) of the 1933 Act is included in the filing.

Response 5:

Information required by Section 481(d) of the 1933 Act is not necessary for this filing because this filing is not in connection with an initial public offering of the Fund’s common shares.  Additionally, Rule 104 of Regulation M prohibits price stabilization activity in in certain instances and could be deemed to apply from time-to-time.  Disclosure required by Section 481(e) of the 1933 Act is in the prospectus supplement.  This offering is conducted pursuant to the prospectus supplement.

Comment 6:

On page seven of the Trust’s prospectus under “Use of Leverage,” please disclose whether the special purpose vehicles involved in the creation of residual interest bonds are privately offered and, if so, which exemption such special purpose vehicle relies on.

Response 6:

The requested disclosure has been added.

Comment 7:

In the same section of the Trust’s prospectus, state the limit (as a percentage of assets) that the Trust can invest in residual interest bonds.

Response 7:

The Trust declines to state in its prospectus under “Use of Leverage” a percentage of assets limitation on the Trust’s investment in residual interest bonds.  The Trust uses leverage created by the issuance of preferred shares.  The Trust is required to maintain ratings on its preferred shares and must own portfolio securities of sufficient value with adequate credit quality to meet rating agencies’ guidelines relating to preferred shares.  Therefore maintenance of the Trust’s ratings on its preferred shares and other market factors impact the Trust’s ability to invest in residual interest bonds.

Comment 8: On page seven of the Trust’s prospectus under “Use of Leverage,” in the first sentence of the last paragraph, please add “iMTP” to the sentence.

Response 8: The requested disclosure has been added.

Comment 9: On page nine of the Trust’s prospectus under “Plan of Distribution,” please explain the legal basis for the Trust or a Trust’s affiliate’s ability to loan or pledge common shares to a financial institution or other third party that in turn may sell common shares using the prospectus.

Response 9: The Trust has removed this disclosure.

Comment 10: On page nine of the Trust’s prospectus under “Distributions,” please add “iMTP” to the second sentence.

Response 10: The requested disclosure has been added.

Comment 11: On page fourteen of the Trust’s prospectus under “Derivatives Risk,” revise the sentence that begins “Derivatives transactions….”

Response 11: The sentence has been revised.

Comment 12: On page sixteen of the Trust’s prospectus under “Summary of Trust Expenses,” please include “iMTP” if necessary.

Response 12: The requested disclosure has been added.

Statement of Additional Information

Comment 13: Please disclose the following risks presented by investments in PIK securities. Please specifically disclose that:

a.

the higher interest rates on PIK securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments generally represent a significantly higher credit risk than coupon loans.

b.

even if accounting conditions were met, the borrower could still default when the Portfolio’s actual collection is supposed to occur at the maturity of the obligation.

c.

PIK securities may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

d.

PIK interest has the effect of generating investment income and increasing the incentive fees payable at a compounding rate. In addition, the deferral of PIK interest also reduces the loan-to-value ratio at a compounding rate.

Response 13: In the Trust’s SAI the section entitled, “Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities” was revised to include the following disclosure:

“PIKs and other obligations that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments. PIKs generally carry higher interest rates compared to obligations that make cash payments of interest to reflect their payment deferral and increased credit risk. Even if accounting conditions are met for accruing income payable at a future date under a PIK, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK.  PIKs may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral.  If the issuer of a PIK defaults the Trust may lose its entire investment.”

The Trust respectfully declines to add disclosure regarding incentive fees because the Trust does not pay any incentive fees. In addition, the Trust respectfully declines to add disclosure that the deferral of PIK interest reduces the loan-to-value of the bond at a compounding rate because such deferral increases (rather than reduces) the loan to value ratio.

Comment 14: Please confirm supplementarily if the Fund writes (sells) credit default swaps, will it cover the full notional value of the swap?

Response 14: Although the Trust does not intend to write (sell) credit default swaps, under the current 1940 Act, Section 18 requirements, if a fund were to enter into such a transaction, it would be required to segregate the full notional amount that would be payable under the agreement.  Disclosure is included in the Trust’s SAI stating that the Trust will segregate assets to the extent required by SEC guidance.

Comment 15: On page ten of the Trust’s SAI, with respect to the section entitled, “Event-Linked Instruments,” please confirm such investment types are not a principal investment of the Trust.  If such investment are principal, please provide the appropriate strategy and risk disclosure in the Trust’s prospectus.

Response 15: The Trust confirms that Event-Linked Instruments are not principal investments.

Tandy Representation:

The Trust is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Trust recognizes that the SEC’s comments, or changes to disclosure in response to the SEC’s comments, do not foreclose the SEC from taking any action with respect to the filings.  Lastly, the Trust acknowledges that it may not assert SEC comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

*          *          *

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Tim Walsh

Tim Walsh, Esq.

Vice President